Document and Entity Information	Sep. 30, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Battalion Oil Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35467
Entity Tax Identification Number	20-0700684
Entity Address, Address Line One	820 Gessner Road
Entity Address, Adress Line Two	Suite 1100
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	832
Local Phone Number	538-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.0001
Trading Symbol	BATL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001282648
Amendment Flag	false